Appendix II: Board and Senior Management Compensation - Compensation Allocation of Board and Senior Management (Details) - EUR (€)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Short-term variable compensation		€ 3,426,964
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Short-term variable compensation		990,000
Directors | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary		1,923,100
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		3,478,888
Compensation for belonging to Committees of the Board		0
Other items		5,794
Total		5,407,782
Directors | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		200,000
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		80,000
Other items		0
Total		280,000
Directors | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		200,000
Attendance fees		9,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		91,200
Other items		0
Total		300,200
Directors | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary		1,600,000
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		2,412,000
Compensation for belonging to Committees of the Board		0
Other items		16,960
Total		4,028,960
Directors | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		10,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		11,200
Other items		0
Total		141,200
Directors | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		23,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		113,600
Other items		0
Total		256,600
Directors | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		12,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		113,600
Other items		0
Total		245,600
Directors | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		9,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		11,200
Other items		0
Total		140,200
Directors | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		11,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		11,200
Other items		0
Total		142,200
Directors | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		16,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		22,400
Other items		0
Total		158,400
Directors | Ms. María Luisa García Blanco7
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		80,000
Attendance fees		9,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		13,067
Other items		0
Total		102,067
Directors | Mr. Jordi Gual Solé7
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		110,000
Attendance fees		16,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		20,533
Other items		0
Total		146,533
Directors | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		13,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		24,267
Other items		0
Total		157,267
Directors | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		25,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		44,800
Other items		0
Total		189,800
Directors | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		35,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		124,800
Other items		0
Total		279,800
Directors | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		120,000
Directors | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		120,000
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		120,000
Directors | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		40,000
Attendance fees		7,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		11,200
Other items		0
Total		58,200
Other Companies | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Accrued fixed compensation		2,000
Other Companies | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		104,652
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		104,652
Other Companies | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		20,000
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		20,000
Other Companies | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		85,366
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		85,366
Other Companies | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Ms. María Luisa García Blanco7
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. Jordi Gual Solé7
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Accrued fixed compensation		20,000
Other Companies | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		260,440
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		260,440
Other Companies | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		0
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total		0
Other Companies | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Salary		0
Fixed Compensation		26,849
Attendance fees		0
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		0
Other items		0
Total	€ 80,000	€ 26,849